Investments in associates (Details) - RUB (₽) ₽ in Millions		1 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Associates' statement of financial position:
Current assets	₽ 93,080		₽ 93,080	₽ 69,580
including cash and cash equivalents	47,462		47,462	33,033	₽ 47,382	₽ 42,101
Non-current assets	18,846		18,846	14,345
Current liabilities	(50,741)		(50,741)	(32,930)
Non-current debt				(4,648)
Equity	57,895		57,895	43,840	31,772	₽ 27,437
Carrying amount of the investment	303		303
Revenue and net income
Revenue			51,502	41,135	40,622
Cost of revenues			(17,365)	(18,022)	(16,494)
including personnel expenses			(8,269)	(6,390)	(6,108)
including depreciation and amortization			(1,085)	(1,130)	(1,101)
Net profit			13,755	17,536	8,938
Other comprehensive income			94	₽ (218)	₽ 259
Advanced Digital Applications Holding Ltd (ADAH)
Associates' statement of financial position:
Current assets	750		750
including cash and cash equivalents	82		82
Non-current assets	497		497
Current liabilities	(342)		(342)
Non-current debt	(281)		(281)
Equity	624		624
Group's share in equity 9.9%	62		62
Goodwill	241		241
Carrying amount of the investment	₽ 303		₽ 303
Proportion of share in equity	9.91%	9.90%	9.90%
Revenue and net income
Revenue			₽ 165
Cost of revenues			(138)
Other income and expenses, net			(419)
including personnel expenses			(185)
including depreciation and amortization			(16)
Net profit			(392)
Group's share of total net profit/(loss)			(39)
Other comprehensive income			163
Group's share of other comprehensive income			₽ 16
JSC Tochka
Associates' statement of financial position:
Proportion of share in equity				45.00%	45.00%
Revenue and net income
Revenue				₽ 4,296	₽ 7,697
Cost of revenues				(333)	(453)
Other income and expenses, net				(3,264)	(5,752)
including personnel expenses				(1,853)	(2,965)
including depreciation and amortization				(168)	(297)
Net profit				699	1,492
Group's share of total net profit/(loss)				₽ 314	₽ 672